Securitizations and Variable Interest Entities - Fair Value of Retained Interests (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 200	¥ 233
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	197	231
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 3	¥ 2
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 1 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 200	¥ 233
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 197	¥ 231
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 2 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 3	¥ 2
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 0	¥ 0
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 0	¥ 0
Level 3 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	0	0
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	197	231
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 197	¥ 231
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Investment grade [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 0	¥ 0
Other [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 3	¥ 2
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 0	¥ 0
Other [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Fair value of retained interests	¥ 3	¥ 2